Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Container leaseback financing receivable, 2022	$ 50,515
Container leaseback financing receivable, 2023	50,514
Container leaseback financing receivable, 2024	46,427
Container leaseback financing receivable, 2025	39,015
Container leaseback financing receivable, 2026	37,524
Container leaseback financing receivable, 2027 and thereafter	259,330
Container leaseback financing receivable, Total future minimum lease payments receivable	483,325	$ 505,473
Net investment in finance leases, 2022	215,431
Net investment in finance leases, 2023	205,192
Net investment in finance leases, 2024	201,925
Net investment in finance leases, 2025	196,225
Net investment in finance leases, 2026	198,151
Net investment in finance leases, 2027 and thereafter	1,541,415
Net investment in finance leases, Total future minimum lease payments receivable	2,558,339	$ 1,216,086
Future minimum lease payments receivable, 2022	265,946
Future minimum lease payments receivable, 2023	255,706
Future minimum lease payments receivable, 2024	248,352
Future minimum lease payments receivable, 2025	235,240
Future minimum lease payments receivable, 2026	235,675
Future minimum lease payments receivable, 2027 and thereafter	1,800,745
Total future minimum lease payments receivable	$ 3,041,664